Investments	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Investments

9. INVESTMENTS

	2018	2017 [As Adjusted – Note 2]
Equity method investments [a]	$1,862	$2,023
Private equity investments	323	50
Other	4	6

	$2,189	$2,079

[a]	The ownership percentages and carrying value of the Company’s principal equity method investments at December 31 were as follows [in millions, except percentages]:

		2018	2017 [As Adjusted – Note 2]
Litens Automotive Partnership [i]	76.7%	$188	$221
Getrag (Jiangxi) Transmission Co., Ltd [i]	66.7%	$1,107	$1,156
Getrag Ford Transmission GmbH	50.0%	$268	$334
Dongfeng Getrag Transmission Co. Ltd [“DGT”] [ii]	50.0%	$72	$80
Hubei HAPM MAGNA Seating Systems Co., Ltd.	49.9%	$117	$116

[i]	The Company accounts for its investments under the equity method of accounting as a result of significant participating rights that prevent control.
[ii]

DGT – DGT is a variable interest entity [“VIE”] and depends on the Company and the Dongfeng Motor Group Company for any additional cash needs. The Company cannot make key operating decisions considered to be most significant to the VIE, and is therefore not considered to be the primary beneficiary. Our known maximum exposure to loss approximated the carrying value of our investment balance as at December 31, 2018.

A summary of the total financial results, as reported by the Company’s equity method investees, in the aggregate, at December 31 was as follows:

Summarized Balance Sheets

	2018	2017 [As Adjusted – Note 2]
Current assets	$1,914	$2,040
Non-current assets	$3,870	$4,159
Current liabilities	$1,500	$1,515
Long-term liabilities	$1,131	$1,378

Summarized Income Statements

	2018	2017 [As Adjusted – Note 2]
Sales	$5,133	$5,349
Cost of goods sold & expenses	4,765	5,037

Net income	$368	$312

Sales to equity method investees were approximately $379 million and $284 million for the years ended December 31, 2018 and 2017, respectively.

Variable Interest Entities

The Company has two equity method investees that are variable interest entities, in which the Company is the primary beneficiary and has the power to direct the activities that are considered most significant to the entities. As a result, the assets, liabilities, and results of operations of these variable interest entities are included in the Company’s Consolidated Financial Statements. The Company’s maximum exposure to any potential losses associated with these affiliated companies is limited to its investment, and was $101 million and $137 million at December 31, 2018 and 2017, respectively.

The carrying amounts and classification of assets and liabilities included in the Company’s consolidated balance sheet related to the consolidated VIEs are as follows:

	2018	2017 [As Adjusted – Note 2]
Current assets	$207	$270
Non-current assets	118	134

Total assets	$325	$404

Current liabilities	$218	$263
Non-current liabilities	6	4

Total liabilities	$224	$267

Assets recognized as a result of consolidating these VIEs do not represent additional assets that could be used to satisfy claims against the Company’s general assets. Conversely, liabilities recognized as a result of consolidating these VIEs do not represent additional claims on the Company’s general assets; rather, they represent claims against the specific assets of the consolidated VIEs.